Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000218613 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000218613 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000218613 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000218613 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000218613 | 46434G772 | iShares MSCI Taiwan ETF
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000218613 | 464285204 | iShares Gold Trust
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000218613 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000218613 | 464286772 | iShares MSCI South Korea ETF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218613 | 25459W862 | Direxion Daily S&P 500 Bull 3X ETF
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000218613 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000218613 | 451107106 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000218613 | 60934N104 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000218613 | 651587107 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218613 | 02209S103 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000218613 | 90353T100 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218613 | 03676B102 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218613 | 48238T109 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000218613 | 69366J200 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000218613 | 681936100 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000218613 | 001026103 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000218613 | 83571B100 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000218613 | 37950E259 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000218613 | 00760J108 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000218613 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	84.30%
C000218613 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000218613 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000172452 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000172452 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000172452 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000172452 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000172452 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000172452 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000172452 | 532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000172452 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000172452 | 025816109 | American Express Company
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000172452 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000172452 | Health Care00287Y109
Holdings [Line Items]
Percent of Total Investments	98.30%
C000172452 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172452 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000172452 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000172452 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000172452 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000172452 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000172452 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000172452 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000172452 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000172452 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000172452 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000172452 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000172452 | Technology
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000235579 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000235579 | 697435105 | Palo Alto Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000235579 | 278642103 | eBay, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000235579 | 92532F100 | Vertex Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000235579 | 41068X100 | HA Sustainable Infrastructure Capital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000235579 | 925458101 | Vestas Wind Systems A/S
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000235579 | 375558103 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000235579 | 35905A109 | Frontdoor, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000235579 | 803054204 | SAP SE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000235579 | 37733W204 | GSK plc
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000235579 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	2.10%
C000235579 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000235579 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000235579 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000235579 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000235579 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000235579 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000235579 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000235579 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000235579 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000235579 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000235579 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000235579 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000235579 | Industrials007973100
Holdings [Line Items]
Percent of Total Investments	97.80%
C000235579 | Financials436CVR021
Holdings [Line Items]
Percent of Total Investments	0.10%